OTHER INCOME AND EXPENSES AND LOSSES PER SHARE (Details)	1 Months Ended
	Jan. 31, 2022	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Aug. 01, 2023 shares	Jul. 30, 2023 shares
OTHER INCOME AND EXPENSES AND LOSSES PER SHARE
Ordinary shares split ratio	100
Number of shares outstanding		2,338,812,496	2,337,788,498	2,299,999,998	2,412,852,458